Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES
15.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company, XChange TEC.INC is not subject to tax on income or capital gain.

BVI Islands

Under the current laws of the British Virgin Islands (“BVI”), Alpha mind BVI is incorporated in BVI is not subject to tax on income or capital gain.

Hong Kong

Alpha mind (HK), XH TEC and Topone, are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

For the years ended September 30, 2023, 2024 and 2025, the Group incurred income tax expenses nil, RMB 548 and RMB 46 from its continuing operations.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the years ended September 30,
	2023	2024	2025
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(23.0)%	(10.8)%	(13.1)%
Effect of change in valuation allowance	(2.0)%	(7.4)%	(11.7)%
	0.0%	6.8%	0.2%

The principal components of the Group’s deferred income tax assets from continuing operations as of September 30, 2024 and 2025 are as follows:

	As of September 30,
	2024	2025
Deferred tax assets:
Net losses carry forwards	548	991
Valuation allowance	(548)	(991)
	—	—

Movement of the valuation allowance is as follows:

Balance as of September 30, 2023	—
Addition	548
Write off	—
Balance as of September 30, 2024	548
Addition	443
Write off	—
Balance as of September 30, 2025	991

The write down of the valuation allowance is related to a reduction of the deferred tax asset for net operating losses from to the realizable amount based on prior tax filings and deconsolidation entities.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of September 30, 2025, the Group had tax loss carryforwards of RMB 6,822, all of which nil will expire, if unused, by 2030, and no deferred tax asset was recognized due to the existence of cumulative losses and insufficient positive evidence.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB 100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2020 through 2025 on non-transfer pricing matters, and from 2013 through 2025 on transfer pricing matters.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of September 30, 2024 and 2025.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary.